Note 14 - Inventories, Net - Components of Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Jan. 01, 2018	Jan. 01, 2017
Statement Line Items [Line Items]
Finished goods	$ 968,329		$ 1,025,999
Goods in process	612,888		709,497
Raw materials	221,954		256,816
Supplies	486,411		504,286
Goods in transit	194,015		237,539
Inventories, Gross	2,483,597		2,734,137
Allowance for obsolescence (see Note 23 (i))	(217,717)		(209,796)
Total current inventories	$ 2,265,880	$ 2,524,341	$ 2,524,341	$ 2,368,304	$ 1,563,889